FINANCIAL RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Recognized gains (losses)	$ 6,200
Vertical fall in cost of total fuel consumption	109,700
Vertical rise in cost of total fuel consumption	110,500
Currency swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Market value	30,600
Currency swap contract [member] | CLF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	8,700
Fuel-Price Risk [Member] | Fuel Derivative [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Recognized gains (losses)	15,100	$ 48,000
Market value	10,700	8,100
Foreign Exchange Rate Risk [Member] | Foreign Forward Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Recognized gains (losses)	700	40,300
Market value		1,100
Derivatives to BRL	$ 180,000	60,000
Derivatives to GBP		$ 10,000
Interest Rate Risk [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of fixed to fluctuations in interest rate	63.00%	63.00%
Interest Rate Risk [Member] | Interest Rate Derivative Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Market value	$ 6,600	$ 17,200
Liquidity Risk [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid funds balance	1,614,000	1,486,000
Undrawn committed credit line	450,000	325,000
Derivative margin guarantees for cash and stand-by letters of credit	$ 16,400	$ 30,200